Loss Per Common Share	12 Months Ended
Dec. 31, 2019
LOSS PER COMMON SHARE [Abstract]
LOSS PER COMMON SHARE

NOTE 20: LOSS PER COMMON SHARE

Loss per share is calculated by dividing net loss attributable to Navios Holdings common stockholders by the weighted average number of shares of Navios Holdings outstanding during the periods presented. Net (loss)/income attributable to Navios Holdings common stockholders is calculated by adding to (if a discount) or deducting from (if a premium) net (loss)/ income attributable to Navios Holdings common stockholders the difference between the fair value of the consideration paid upon redemption and the carrying value of the preferred stock, including the unamortized issuance costs of the preferred stock, and the amount of any undeclared dividend cancelled

For the year ended December 31, 2019, 843,097 potential common shares and 227,496 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

On December 21, 2018 the Company’s common stockholders approved a one-for-ten reverse stock split of the Company’s outstanding shares of common stock. Following the effectiveness of the reverse stock split, as of January 3, 2019, any historical per share information has been adjusted reflect the Reverse Stock Split.

For the year ended December 31, 2018, 664,709 potential common shares and 349,900 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

For the year ended December 31, 2017, 503,316 potential common shares and 456,684 potential shares of convertible preferred stock have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) and are therefore excluded from the calculation of diluted net loss per share.

	Year ended December 31, 2019	Year ended December 31, 2018	Year ended December 31, 2017
Numerator:
Net loss attributable to Navios Holdings common stockholders	$(192,110)	$(268,718)	$(165,910)
Less:
Declared and undeclared dividend on preferred stock and on unvested restricted shares	(7,178)	(10,241)	(10,421)
Plus:
Tender Offer — Redemption of preferred stock Series G and H including $16,863 and $972 of undeclared preferred dividend cancelled for the year ended December 31, 2019 and December 31, 2017, respectively	45,680	—	1,033
Loss attributable to Navios Holdings common stockholders, basic and diluted	$(153,608)	$(278,959)	$(175,298)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders —adjusted weighted shares	12,356,024	11,958,959	11,667,346
Basic and diluted net loss per share attributable to Navios Holdings common stockholders	$(12.43)	$(23.33)	$(15.02)